Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

19. Recent Accounting Pronouncements

In September 2011, FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in the accounting guidance. The guidance in ASU 2011-08 also provides entities with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test and an entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 does not change current accounting guidance for testing other indefinite-lived intangible assets for impairment. This guidance is effective for fiscal years beginning after December 15, 2011. Early adoption is permitted, including annual and interim goodwill impairment tests performed prior to September 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either option, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the presentation of components other comprehensive income as part of the statement of changes in shareholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs which include (1) application of the highest and best use and valuation premise concepts. The amendments specify that the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; (2) include requirements specific to measuring the fair value of those instruments, such as equity interests issued as consideration in a business combination; (3) clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy; (4) permit an exception to the requirements in Topic 820 for measuring fair value when a reporting entity manages its financial instruments on the basis of its net exposure, rather than its gross exposure, to those risks. The exception permits a reporting entity to measure the fair value of such financial assets and financial liabilities at the price that would be received to sell a net asset position for a particular risk or to transfer a net liability position for a particular risk in an orderly transaction between market participants at the measurement date; and (5) expanded disclosures about fair value measurements for recurring Level 3 fair value measurements to include the valuation processes used by the reporting entity and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, reporting entities must categorize by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. This guidance is effective for interim periods beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In April 2011, FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. This ASU addresses the criteria used to determine whether a repurchase agreement should be accounted for as a sale or as a secured borrowing. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor’s ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance is to be applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. Early adoption is not permitted. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In April 2011, FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This ASU amends Topic 310 and provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. The amendments in this update became effective for the first interim or annual period beginning on or after June 15, 2011. The guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. We adopted this accounting standards update on April 1, 2011. The adoption of ASU No. 2011-02 did not have a material impact on our financial condition or results of operations. The financial statement disclosures are included in footnote 6 to the consolidated financial statements.